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1933 Act Rule 497(j) 1933 Act File No. 333-09355 1940 Act File No. 811-07743

February 2, 2009

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: The Rockland Funds Trust SEC File Nos. 333-09355, 811-07743

Dear Sir or Madam:

     On behalf of The Rockland Funds Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 16/17 filed electronically with the U.S. Securities and Exchange Commission on January 28, 2009.

     Please direct any questions or comments relating to this certification to me at the above phone number, or in my absence to Alan R. Gedrich, Esq. at (215) 564-8050.

Very truly yours,

/s/ E. Taylor Brody E. Taylor Brody